INCOME TAXES (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ 6,782	$ 592	$ (2,414)
Foreign	780	3,531	643
Current taxes	7,562	4,123	(1,771)
Domestic	(207)	(153)	(198)
Foreign	(11,857)	(26)	(3,141)
Deferred taxes	(12,064)	(179)	(3,339)
Taxes in income (tax benefit)	$ (4,502)	$ 3,944	$ (5,110)